FAIR VALUE MEASUREMENTS (Schedule Of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of embedded derivatives, beginning balance	$ 12,431	[1]
Change in fair value of Exchange Option and embedded derivatives within research and development arrangement	11
Fair value of embedded derivatives, ending balance	12,442	[1]
Cash consideration included in research and development funding arrangements	$ 632		$ 758

[1]	The amount on the balance sheets of the research and development funding arrangement includes also a cash consideration of $ 632 and $ 758 as of June 30, 2014 and December 31, 2013, respectively.